Share-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	$ 31.4	$ 24.1	$ 17.5
Income tax benefit recognized related to share-based compensation	3.0	3.7	3.2
Consideration received from stock-based awards	31.8	24.9	15.1
Excess income tax benefit recognized related to share-based compensation awards	3.1	3.7	1.2
Options outstanding and exercisable [Abstract]
Options outstanding, shares (in shares)	5,265,000
Options outstanding, weighted-average remaining contractual life (in years)	5.7
Options outstanding, weighted-average exercise price (in dollars per share)	$ 50
Options exercisable, shares (in shares)	3,626,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 51
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	12.1	14.3	12.7
Share-based compensation activity [Roll forward]
Outstanding, beginning of period (in shares)	5,940,000	5,858,000	5,027,000
Granted (in shares)	199,000	897,000	1,349,000
Exercised (in shares)	(721,000)	(682,000)	(339,000)
Expired or cancelled (in shares)	(153,000)	(133,000)	(179,000)
Outstanding, end of period (in shares)	5,265,000	5,940,000	5,858,000
Vested or expected to vest, end of period (in shares)	5,235,000	5,877,000	5,767,000
Exercisable, end of period (in shares)	3,626,000	3,446,000	3,330,000
Weighted average exercise price, Outstanding, beginning of period (in dollars per share)	$ 48	$ 46	$ 50
Weighted average exercise price, Granted (in dollars per share)	$ 67	$ 53	$ 31
Weighted average exercise price, Exercised (in dollars per share)	$ 39	$ 37	$ 33
Weighted average exercise price, Expired or cancelled (in dollars per share)	$ 49	$ 50	$ 53
Weighted average exercise price, Outstanding, end of period (in dollars per share)	$ 50	$ 48	$ 46
Weighted average exercise price, Vested or expected to vest, end of period (in dollars per share)	$ 50	$ 48	$ 46
Weighted average exercise price, Exercisable, end of period (in dollars per share)	$ 51	$ 49	$ 47
Weighted average remaining contractual term, Outstanding, end of period (in years)	5.7	6.2	6.1
Weighted average remaining contractual term, Vested or expected to vest, end of period (in years)	5.6	6.1	6.1
Weighted average remaining contractual term, Exercisable, end of period (in years)	4.8	4.7	4.4
Aggregate intrinsic value, Exercised	13.0	14.0	5.0
Aggregate intrinsic value, Outstanding, end of period	7.0
Aggregate intrinsic value, Exercisable, end of period	4.0
Fair value of options vested	14.3	12.7	13.3
Total unrecognized compensation cost, net of estimated forfeitures	17.2
Total unrecognized compensation cost, weighted-average period for recognition (in years)	1.6
Assumptions used to estimate fair value [Abstract]
Average risk-free interest rate (in hundredths)	2.60%	2.60%	1.80%
Expected dividend yield (in hundredths)	1.10%	1.40%	2.50%
Expected volatility (in hundredths)	41.00%	41.00%	42.00%
Expected term (in years)	5.9	5.4	5.5
Weighted average of daily historical volatility of Company's stock price, weight (in hundredths)	75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (in hundredths)	25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 25.21	$ 19.26	$ 9.73
Employee Stock Option [Member] | Exercise Price $26 - $34 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 26
Exercise price range, upper range limit (in dollars per share)	$ 34
Options outstanding, shares (in shares)	1,335,000
Options outstanding, weighted-average remaining contractual life (in years)	6.2
Options outstanding, weighted-average exercise price (in dollars per share)	$ 31
Options exercisable, shares (in shares)	724,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 31
Employee Stock Option [Member] | Exercise Price $35 - $44 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 35
Exercise price range, upper range limit (in dollars per share)	$ 44
Options outstanding, shares (in shares)	807,000
Options outstanding, weighted-average remaining contractual life (in years)	2.8
Options outstanding, weighted-average exercise price (in dollars per share)	$ 44
Options exercisable, shares (in shares)	804,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 44
Employee Stock Option [Member] | Exercise Price $45 - $55 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 45
Exercise price range, upper range limit (in dollars per share)	$ 55
Options outstanding, shares (in shares)	1,548,000
Options outstanding, weighted-average remaining contractual life (in years)	6.4
Options outstanding, weighted-average exercise price (in dollars per share)	$ 53
Options exercisable, shares (in shares)	899,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 53
Employee Stock Option [Member] | Exercise Price $56 - $93 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 56
Exercise price range, upper range limit (in dollars per share)	$ 93
Options outstanding, shares (in shares)	1,575,000
Options outstanding, weighted-average remaining contractual life (in years)	6.0
Options outstanding, weighted-average exercise price (in dollars per share)	$ 67
Options exercisable, shares (in shares)	1,199,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 68
Deferred Stock Units [Member] | Board Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	0.8	0.3	0.7
Share-based compensation activity [Roll forward]
Outstanding, beginning of period (in shares)	4,448	13,378
Outstanding, end of period (in shares)	8,732	4,448	13,378
Deferred Stock Units [Member] | Cash Retainer [Member]
Share-based compensation activity [Roll forward]
Outstanding, end of period (in shares)	23,566	18,403	17,288
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	7.0	4.4	5.5
Share-based compensation activity [Roll forward]
Total unrecognized compensation cost, net of estimated forfeitures	13.4
Total unrecognized compensation cost, weighted-average period for recognition (in years)	2.6
Restricted stock activity [Roll forward]
Unvested, beginning of period (in shares)	295,000	369,000	192,000
Granted (in shares)	264,000	21,000	197,000
Vested (in shares)	(143,000)	(86,000)	(15,000)
Forfeited (in shares)	(7,000)	(9,000)	(5,000)
Unvested, end of period (in shares)	409,000	295,000	369,000	192,000
Weighted average price per share, Unvested, beginning of period (in dollars per share)	$ 45	$ 43	$ 55
Weighted average price per share, Granted (in dollars per share)	$ 67	$ 56	$ 31
Weighted average price per share, Vested (in dollars per share)	$ 46	$ 41	$ 34
Weighted average price per share, Forfeited (in dollars per share)	$ 52	$ 31	$ 45
Weighted average price per share, Unvested, end of period (in dollars per share)	$ 59	$ 45	$ 43	55
Weighted average remaining contractual term, Unvested, end of period (in years)	1.8	0.9	1.6	2.7
Aggregate intrinsic value, Unvested, end of period	15.0
Restricted Stock Units [Member] | Board Service [Member]
Share-based compensation activity [Roll forward]
Outstanding, end of period (in shares)	9,978	13,341	14,710
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	11.3	5.3	(1.5)
Restricted stock activity [Roll forward]
Granted (in shares)				140,000		118,000
Forfeited (in shares)				2,000		5,000
Performance Share Units [Abstract]
Award payout percentage of performance target (in hundredths)	158.00%	183.00%
Performance Share Units [Member] | Threshold Award [Member]
Performance Share Units Activity [Abstract]
Performance period	2011	2010-2011		2008-2010	[1]	2007-2009	[2]
Savings Related Share Option Scheme [Abstract]
Award Level	66,489	54,871		34,500		28,250
Performance Share Units [Member] | Target Award [Member]
Performance Share Units Activity [Abstract]
Performance period	2011	2010-2011		2008-2010	[1]	2007-2009	[2]
Savings Related Share Option Scheme [Abstract]
Award Level	132,978	109,742		138,000		113,000
Performance Share Units [Member] | Outstanding Award [Member]
Performance Share Units Activity [Abstract]
Performance period	2011	2010-2011		2008-2010	[1]	2007-2009	[2]
Savings Related Share Option Scheme [Abstract]
Award Level	265,956	219,484		241,500		197,750
Employee Stock Purchase Plan [Member]
Employee Stock Purchase Plan [Abstract]
Purchase price (in hundredths)	100.00%
U. K. Savings Related Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	$ 0.2	$ (0.2)	$ 0.1
Savings Related Share Option Scheme [Abstract]
Requisite service period (in years)	1 year
Purchase price, minimum (in hundredths)	85.00%
Payroll deduction period to accumulate funds used for share-based payment award (in months)	60 months

[1]	140,000 performance share units were granted in 2008 at the Target Award level for the 2008-2010 performance period, of which 2,000 units were forfeited.
[2]	118,000 performance share units were granted in 2007 at the Target Award level for the 2007-2009 performance period, of which 5,000 units were forfeited.